Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	PEO McKim (1)		Co-PEO Battles (1)		Co-PEO Gerstenberg (1)		Average SCT Total for Non-PEO NEOs(3)(4) ($)	Average CAP to Non-PEO NEOs(3)(9) ($)	Value of Initial Fixed $100 Investment Based On:
Year	SCT Total(2) ($)	CAP(9) ($)	SCT Total(2) ($)	CAP(9) ($)	SCT Total(2) ($)	CAP(9) ($)			TSR(5) ($)	Peer Group TSR(6) ($)	Net Income ('000)(7) ($)	Adjusted EBITDA ('000)(8) ($)
2025	—	—	5,927,812	6,042,760	5,929,422	6,059,705	2,143,175	2,134,404	307.97	178.04	390,974	1,169,939
2024	—	—	5,286,045	8,062,035	5,282,845	8,209,001	2,399,973	2,991,475	302.30	164.99	402,299	1,116,934
2023	2,296,564	3,620,475	4,917,312	9,168,758	4,938,543	10,246,152	1,344,687	3,379,706	229.26	140.22	377,856	1,012,570
2022	6,241,356	6,773,049	—	—	—	—	2,755,014	3,349,545	149.94	113.50	411,744	1,022,128
2021	5,612,724	6,601,096	—	—	—	—	2,931,679	3,736,275	131.10	129.58	203,247	676,606

Company Selected Measure Name	AdjustedEBITDA ('000)(8)($)
Named Executive Officers, Footnote
(1)    During the period from January 1, 2023 through March 31, 2023 and for all of 2022 and 2021, the Company had one PEO, namely Alan S. McKim. Effective March 31, 2023, Michael L. Battles (who had previously served as the Company's Chief Financial Officer) and Eric. W. Gerstenberg (who had previously served as the Company's Chief Operating Officer) were appointed as the Company's Co-Chief Executive Officers, and served concurrently in that capacity for the remainder of 2023 and for all of 2024 and 2025.
(2)    The dollar amounts reported in this column are the amounts of total compensation reported for Mr. McKim, Mr. Battles or Mr. Gerstenberg in the “Total” column of the Summary Compensation Table for years in which they held the role of PEO.
	(3) For 2025, the Non-PEO NEOs whose average compensation is reported in this column included Mr. Dugas, Mr. Weber, Mr. Diderich and Mr. McKim. For 2024, the Non-PEO NEOs whose average compensation is reported in this column included Mr. Dugas, Mr. Diderich, Mr. McKim, and Sharon M. Gabriel. For 2023, the Non-PEO NEOs whose average compensation is reported in this column include Mr. Dugas, Ms. Gabriel, Mr. Weber, and Robert E. Speights. For each of 2022 and 2021 the Non-PEO NEOs whose average compensation is reported in this column include Mr. Battles, Mr. Gerstenberg, Mr. Weber, and Mr. Speights.
Peer Group Issuers, Footnote
(6)    Represents the weighted peer group TSR based on a fixed investment of $100 on December 31, 2020. For each of the five fiscal years presented in the table above, the peer group was composed of ABM Industries Incorporated, Advanced Drainage Systems, Inc., APi Group Corporation, Chemed Corporation, The Chemours Company, Darling Ingredients, Inc., Ecolab Inc., EMCOR Group, Inc., Enviri Corporation, GFL Environmental, Inc., Huntsman Corporation, Iron Mountain Inc., KBR, Inc, Republic Services, Inc., Rollins, Inc., Tetra Tech, Inc., The Chemours Company, Waste Connections, Inc., and Waste Management, Inc. Although Stericycle was included in the Company’s peer group for compensation benchmarking purposes for both 2024 and 2025, it was excluded from the TSR calculation in the table because it was acquired by Waste Management in 2024.

Adjustment To PEO Compensation, Footnote
(9)    CAP is calculated in accordance with the Item 402(v) of Regulation S-K. Reconciliations of Summary Compensation Table data to CAP for fiscal 2025, 2024, 2023, 2022 and 2021 for the PEOs and the Non-PEO NEOs are included in the tables below. Mr. McKim was not a PEO during 2025 or 2024 and accordingly, there are no amounts included in that column of the PEO (Alan S. McKim) table. Mr. McKim is a Non-PEO NEO in 2025 and 2024 so his amounts are included therein.

	PEO (Alan S. McKim)
Year	2025	2024	2023	2022	2021
Summary Compensation Table Total Compensation	$—	$—	$2,296,564	$6,241,356	$5,612,724
Less: Grant Date Fair Value of Stock Awards (from Summary Compensation Table)	—	—	—	1,199,998	1,293,846
Add:	—
Change in Fair Value of Awards Granted During Year and Outstanding and Unvested as of Year-End	—	—	—	1,492,575	1,384,608
Change in Fair Value of Prior Year Awards Unvested as of Year-End	—	—	1,134,728	159,314	150,020
Change in Fair Value of Prior Year Awards that Vested During Year	—	—	189,183	79,802	747,590
Total Additions to Compensation Actually Paid	—	—	1,323,911	1,731,691	2,282,218
Compensation Actually Paid	$—	$—	$3,620,475	$6,773,049	$6,601,096

	Co-PEO (Michael L. Battles)
Year	2025	2024	2023	2022	2021
Summary Compensation Table Total Compensation	$5,927,812	$5,286,045	$4,917,312	$—	$—
Less: Grant Date Fair Value of Stock Awards (from Summary Compensation Table)	3,197,110	2,881,028	2,931,746	—	—
Add:
Change in Fair Value of Awards Granted During Year and Outstanding and Unvested as of Year-End	3,217,535	4,339,520	5,086,269	—	—
Change in Fair Value of Prior Year Awards Unvested as of Year-End	158,857	1,799,853	1,250,254	—	—
Change in Fair Value of Prior Year Awards that Vested During Year	(64,334)	345,520	846,669	—	—
Change in Fair Value of Prior Year Awards that Forfeited During Year	—	(827,875)	—	—	—
Total Additions to Compensation Actually Paid	3,312,058	5,657,018	7,183,192	—	—
Compensation Actually Paid	$6,042,760	$8,062,035	$9,168,758	$—	$—

	Co-PEO (Eric W. Gerstenberg)
Year	2025	2024	2023	2022	2021
Summary Compensation Table Total Compensation	$5,929,422	$5,282,845	$4,938,543	$—	$—
Less: Grant Date Fair Value of Stock Awards (from Summary Compensation Table)	3,197,110	2,881,028	2,931,746	—	—
Add:
Change in Fair Value of Awards Granted During Year and Outstanding and Unvested as of Year-End	3,217,535	4,339,520	5,086,268	—	—
Change in Fair Value of Prior Year Awards Unvested as of Year-End	146,748	1,769,034	1,792,496	—	—
Change in Fair Value of Prior Year Awards that Vested During Year	(36,890)	526,505	1,360,591	—	—
Change in Fair Value of Prior Year Awards that Forfeited During Year	—	(827,875)	—	—	—
Total Additions to Compensation Actually Paid	3,327,393	5,807,184	8,239,355	—	—
Compensation Actually Paid	$6,059,705	$8,209,001	$10,246,152	$—	$—

Non-PEO NEO Average Total Compensation Amount	$ 2,143,175	$ 2,399,973	$ 1,344,687	$ 2,755,014	$ 2,931,679
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,134,404	2,991,475	3,379,706	3,349,545	3,736,275
Adjustment to Non-PEO NEO Compensation Footnote
(9)    CAP is calculated in accordance with the Item 402(v) of Regulation S-K. Reconciliations of Summary Compensation Table data to CAP for fiscal 2025, 2024, 2023, 2022 and 2021 for the PEOs and the Non-PEO NEOs are included in the tables below. Mr. McKim was not a PEO during 2025 or 2024 and accordingly, there are no amounts included in that column of the PEO (Alan S. McKim) table. Mr. McKim is a Non-PEO NEO in 2025 and 2024 so his amounts are included therein.

	Average of Non-PEO NEOs
Year	2025	2024	2023	2022	2021
Summary Compensation Table Total Compensation	$2,143,175	$2,399,973	$1,344,687	$2,755,014	$2,931,679
Less: Grant Date Fair Value of Stock Awards (from Summary Compensation Table)	457,204	908,296	342,733	1,371,984	1,604,777
Add:
Change in Fair Value of Awards Granted During Year and Outstanding and Unvested as of Year-End	460,108	1,204,668	1,281,296	1,706,493	1,643,335
Change in Fair Value of Prior Year Awards Unvested as of Year-End	46,648	429,686	844,916	325,300	543,138
Change in Fair Value of Prior Year Awards that Vested During Year	(58,323)	113,946	251,540	(65,278)	318,653
Change in Fair Value of Prior Year Awards that Forfeited During Year	—	(248,502)	—	—	(95,753)
Total Additions to Compensation Actually Paid	448,433	1,499,798	2,377,752	1,966,515	2,409,373
Compensation Actually Paid	$2,134,404	$2,991,475	$3,379,706	$3,349,545	$3,736,275

Compensation Actually Paid vs. Total Shareholder Return	The following chart sets forth the relationship between CAP for the PEO (which, for years when more than one individual held the role, represents the average of the total annual compensation paid for those PEOs), and, on average, to the other NEOs, and the Company’s TSR and that of our peer group over the five most recently completed fiscal years.
PEO and Average Other NEO Compensation Actually Paid Versus Clean Harbors TSR

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between CAP for the PEO (which, for years when more than one individual held the role, represents the average of the total annual compensation paid for those PEOs), and on average to the other NEOs, and the Company's net income during the five most recently completed fiscal years.
PEO and Average Other NEO Compensation Actually Paid Versus Clean Harbors Net Income

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between CAP for the PEO (which, for years when more than one individual held the role, represents the average of the total annual compensation paid for those PEOs), and, on average, the other NEOs and the Company's Adjusted EBITDA during the five most recently completed fiscal years.
PEO and Average Other NEO Compensation Actually Paid Versus Clean Harbors Adjusted EBITDA

Tabular List, Table

Performance Metrics
Adjusted EBITDA
Adjusted EBITDA Margin
Adjusted Free Cash Flow
Adjusted Return on Invested Capital
Revenue
TRIR

Total Shareholder Return Amount	$ 307.97	302.30	229.26	149.94	131.10
Peer Group Total Shareholder Return Amount	178.04	164.99	140.22	113.50	129.58
Net Income (Loss)	$ 390,974,000	$ 402,299,000	$ 377,856,000	$ 411,744,000	$ 203,247,000
Company Selected Measure Amount	1,169,939,000	1,116,934,000	1,012,570,000	1,022,128,000	676,606,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name	Revenue
Measure:: 6
Pay vs Performance Disclosure
Name	TRIR
Michael L. Battles [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,927,812	$ 5,286,045	$ 4,917,312
PEO Actually Paid Compensation Amount	6,042,760	8,062,035	9,168,758
Eric W. Gerstenberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	5,929,422	5,282,845	4,938,543
PEO Actually Paid Compensation Amount	6,059,705	8,209,001	10,246,152
Alan S. McKim [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,296,564	$ 6,241,356	$ 5,612,724
PEO Actually Paid Compensation Amount			3,620,475	6,773,049	6,601,096
PEO | Michael L. Battles [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,312,058	5,657,018	7,183,192
PEO | Michael L. Battles [Member] | Less: Grant Date Fair Value of Stock Awards (from Summary Compensation Table) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,197,110)	(2,881,028)	(2,931,746)
PEO | Michael L. Battles [Member] | Change in Fair Value of Awards Granted During Year and Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,217,535	4,339,520	5,086,269
PEO | Michael L. Battles [Member] | Change in Fair Value of Prior Year Awards Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	158,857	1,799,853	1,250,254
PEO | Michael L. Battles [Member] | Change in Fair Value of Prior Year Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,334)	345,520	846,669
PEO | Michael L. Battles [Member] | Change in Fair Value of Prior Year Awards that Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(827,875)	0
PEO | Eric W. Gerstenberg [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,327,393	5,807,184	8,239,355
PEO | Eric W. Gerstenberg [Member] | Less: Grant Date Fair Value of Stock Awards (from Summary Compensation Table) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,197,110)	(2,881,028)	(2,931,746)
PEO | Eric W. Gerstenberg [Member] | Change in Fair Value of Awards Granted During Year and Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,217,535	4,339,520	5,086,268
PEO | Eric W. Gerstenberg [Member] | Change in Fair Value of Prior Year Awards Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	146,748	1,769,034	1,792,496
PEO | Eric W. Gerstenberg [Member] | Change in Fair Value of Prior Year Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,890)	526,505	1,360,591
PEO | Eric W. Gerstenberg [Member] | Change in Fair Value of Prior Year Awards that Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(827,875)	0
PEO | Alan S. McKim [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,323,911	1,731,691	2,282,218
PEO | Alan S. McKim [Member] | Less: Grant Date Fair Value of Stock Awards (from Summary Compensation Table) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(1,199,998)	(1,293,846)
PEO | Alan S. McKim [Member] | Change in Fair Value of Awards Granted During Year and Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	1,492,575	1,384,608
PEO | Alan S. McKim [Member] | Change in Fair Value of Prior Year Awards Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,134,728	159,314	150,020
PEO | Alan S. McKim [Member] | Change in Fair Value of Prior Year Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			189,183	79,802	747,590
Non-PEO NEO [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	448,433	1,499,798	2,377,752	1,966,515	2,409,373
Non-PEO NEO [Member] | Non-PEO NEO [Member] | Less: Grant Date Fair Value of Stock Awards (from Summary Compensation Table) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(457,204)	(908,296)	(342,733)	(1,371,984)	(1,604,777)
Non-PEO NEO [Member] | Non-PEO NEO [Member] | Change in Fair Value of Awards Granted During Year and Outstanding and Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	460,108	1,204,668	1,281,296	1,706,493	1,643,335
Non-PEO NEO [Member] | Non-PEO NEO [Member] | Change in Fair Value of Prior Year Awards Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,648	429,686	844,916	325,300	543,138
Non-PEO NEO [Member] | Non-PEO NEO [Member] | Change in Fair Value of Prior Year Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,323)	113,946	251,540	(65,278)	318,653
Non-PEO NEO [Member] | Non-PEO NEO [Member] | Change in Fair Value of Prior Year Awards that Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (248,502)	$ 0	$ 0	$ (95,753)